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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6165

Federated Municipal Securities Income Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: August 31

Date of reporting period: 7/1/2016 through 6/30/2017

Item 1. Proxy Voting Record.

Federated Municipal Securities Income Trust

Federated Michigan Intermediate Municipal Trust

Federated New York Municipal Income Fund

Federated Pennsylvania Municipal Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Municipal Securities Income Trust

Fund Name: Federated Municipal High Yield Advantage Fund

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Commonwealth of Puerto Rico	United States	3/30/2017	Special		74526QVX7	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Municipal High Yield Advantage Fund	Take No Action
Commonwealth of Puerto Rico	United States	11/30/2016	Consent		74526QVX7	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Municipal High Yield Advantage Fund	Take No Action

Registrant Name: Federated Municipal Securities Income Trust

Fund Name: Federated Ohio Municipal Income Fund

Commonwealth of Puerto Rico	United States	3/30/2017	Special	74526QVX7	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Ohio Municipal Income Fund	Take No Action
Commonwealth of Puerto Rico	United States	11/30/2016	Consent	74526QVX7	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Ohio Municipal Income Fund	Take No Action

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Municipal Securities Income Trust

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 24, 2017